Significant Accounting Policies - Gross Notional Amounts of Company's Foreign Currency Derivatives by Currency (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Euro [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross notional amount	$ 696,000,000	$ 459,000,000
Chinese Renminbi [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross notional amount	132,000,000	45,000,000
Japanese Yen [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross notional amount	29,000,000	35,000,000
Malaysian Ringgit [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross notional amount	89,000,000	73,000,000
Taiwan Dollar [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross notional amount	122,000,000	94,000,000
Thai Baht [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross notional amount	68,000,000	43,000,000
Other [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross notional amount	16,000,000	5,000,000
Singapore Dollar [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross notional amount	64,000,000	41,000,000
Switzerland Franc [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross notional amount	$ 34,000,000	$ 4,000,000